Silver Streaming Interest (Tables)	12 Months Ended
Dec. 31, 2017
Silver Streaming Interest [Abstract]
Schedule of Silver Stream Interest [Text Block]

	December 31 2017	December 31 2016

Balance – Silver Stream Interest	$18,118	$18,118

Less: Embedded derivative asset	(6,600)	-

	$11,518	$18,118